UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03534

Name of Fund:   Ready Assets U.S.A. Government Money Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Ready Assets U.S.A.

        Government Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 10/31/2015

Item 1 – Report to Stockholders

OCTOBER 31, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Summit Cash Reserves Fund  |  of BlackRock Financial Institutions Series Trust

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended October 31, 2015. U.S. economic growth was picking up considerably toward the end of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates, while international markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. U.S. Treasury bonds benefited as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated, and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening Chinese demand caused oil prices to slide once again and ignited another steep sell-off in emerging markets. Speculation as to whether the Fed would raise rates at its September meeting further fueled global volatility. Ultimately, the Fed postponed the rate hike, but this brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Stock markets finished the third quarter with the worst performance since 2011. High yield bonds also declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

The period ended with a strong October rally in risk assets. Given the recent scarcity of evidence of global growth, equity markets had become more reliant on central banks to drive performance. Although October brought generally soft economic data and lower growth estimates, global equities powered higher as China’s central bank provided more stimulus, the European Central Bank poised for more easing and soft U.S. data pushed back expectations for a Fed rate hike. Treasury bonds declined in October while all other asset classes benefited from investors’ increased risk appetite.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.77%	5.20%
U.S. small cap equities (Russell 2000® Index)	(4.12)	0.34
International equities (MSCI Europe, Australasia, Far East Index)	(6.44)	(0.07)
Emerging market equities (MSCI Emerging Markets Index)	(17.75)	(14.53)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.02)	3.57
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.10)	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.58	2.87
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(3.38)	(1.91)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended October 31, 2015

The Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the target range of 0.00% to 0.25% for the 6-month period ended October 31, 2015. Although the FOMC’s meeting on October 28th held a low probability of a rate hike, it was still significant to market participants as it helped gauge the FOMC’s sentiment as to its openness to higher rates by the end of this year. The post-meeting statement and follow-up comments were rather hawkish. Of note, the FOMC dropped warnings about “global economic and financial developments,” which had been added at the prior meeting. In our opinion, this put the decision to raise rates squarely on domestic developments. Additionally, Chairwoman Yellen made an explicit reference to the December meeting, saying that the FOMC will determine whether to raise rates at its “next meeting” by assessing the progress toward “its objectives of maximum employment and two percent inflation.” Market participants took notice, with fed funds futures contracts reflecting a 50% chance (up from 30%) of a fed funds rate hike by year end. However, hesitation on the part of the FOMC remains as a weak employment report and tepid third-quarter U.S. growth have led many to question the durability of the economic expansion in the United States. Furthermore, market-based expectations of medium-term inflation have softened and broad inflation measures remain well below the FOMC’s objective of 2%.

Looking ahead, we expect further clarity from the FOMC about the likelihood of an increase in interest rates beginning in December. While some uncertainty remains as to the exact timing of a rate hike, most market participants agree that the FOMC will act at some point in the near term. As such, investor demand will continue to be skewed toward shorter tenors in fixed-rate securities with select purchases in longer-term floating-rate product. Ultimately, our opinion is that economic data will drive the FOMC’s decision. We will be closely monitoring comments from FOMC members for hints as to their latest thinking.

In the eurozone, the European Central Bank (“ECB”) elected to maintain its deposit rate at a negative 0.20%. At the ECB’s most recent meeting, President Mario Draghi said that the ECB will re-examine the degree of stimulus it’s providing at its December meeting. That was interpreted by the markets as a hint to expect an expansion or extension of its bond buying program. The Bank of England left its benchmark rate unchanged at 0.50% amid speculation that the first rate hike in over six years may be on the horizon.

London Interbank Offered Rates (“LIBOR”) moved higher over the period as a possible rate hike from the FOMC was anticipated later in the year. The benchmark three-month LIBOR ended the period at 0.334%, which is just over five basis points (0.05%) higher than it had been six months prior.

The short-term tax-exempt market typically rebounds in the month of May after a period of seasonal weakness due to personal income tax payments having a negative impact on fund flows. Given that tax-related redemptions were much larger than expected in 2015, municipal money market funds continued to carry a high floater position in order to satisfy additional shareholder withdrawals. Prior sales by municipal money funds of variable rate demand note (“VRDN”) securities back to dealers kept dealer inventories at levels not seen in three years. While supply stabilized as redemptions eased, the rates on VRDN securities as measured by the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day terms, remained elevated near a high of 0.11%.

The month of June, however, ushered demand back into the VRDN market as money funds sought to reinvest the seasonal inflows of bond coupons and replace maturing longer duration municipal notes. June also opened a window where municipalities begin to address 2016 fiscal budgets and annual operating financing needs by issuing longer duration municipal notes. However, the continued improvement in the fiscal health of state and local municipal issuers has contributed to the reduced need for short-term borrowing, resulting in a reduction in one-year fixed-rate note issuance by more than 22% from the previous year’s levels. Although expectations for a federal funds rate hike before the year end remain intact, a reduction in note issuance has contributed to only a moderate amount of upward pressure on one-year rates. The Municipal Market Advisors AAA General Obligation One-Year Index yield increased from 0.19% on May 1, 2015 to 0.23% on October 31, 2015. In addition, the reduced supply of fixed-rate notes has also contributed to an increase in demand for VRDN securities as an investment alternative, which resulted in the SIFMA Index dropping to the historical low of 0.01% by October 31, 2015.

Municipal money fund investors continue to be very selective within longer duration maturities. As the FOMC’s change in monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, there is widespread desire to maintain defensive positioning with higher levels of liquidity and shorter weighted average maturities. We expect one-year levels to move higher once a rate change is enacted by the FOMC. In the meantime, reduced supply continues to play a role in keeping any yield increases to a moderate amount.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Fund Information as of October 31, 2015

BlackRock Summit Cash Reserves Fund

BlackRock Summit Cash Reserves Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

On July 28, 2015, the Board of Trustees of the Fund approved changes to the Fund’s principal investment strategies. Under its new principal investment strategies, the Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. These changes become effective on or about January 4, 2016. The Fund will continue to seek to maintain a net asset value of $1.00 per share.

	7-Day SEC Yields	7-Day Yields
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	50%
U.S. Government Sponsored Agency Obligations	22
Certificates of Deposit	18
U.S. Treasury Obligations	6
Repurchase Agreements	4
Municipal Bonds	1
Corporate Notes	1
Time Deposits	— [1]
Liabilities in Excess of Other Assets	(2)

Total	100%

[1]	Represents less than 1% of the Fund’s net assets

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S. Treasury Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S. Treasury Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	101%
Liabilities in Excess of Other Assets	(1)

Total	100%

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S.A. Government Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of short-term securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities with banks and securities dealers.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S.A. Government Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	47%
Repurchase Agreements	45
Other Assets Less Liabilities	8

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2015 and held through October 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Summit Cash Reserves Fund
Investor A	$1,000.00	$1,000.00	$1.31	$1,000.00	$1,023.83	$1.32	0.26%
Investor B	$1,000.00	$1,000.00	$1.31	$1,000.00	$1,023.83	$1.32	0.26%
Ready Assets U.S. Treasury Money Fund	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.89	$0.25	0.05%
Ready Assets U.S.A. Government Money Fund	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.68	$0.46	0.09%

[1]

For each Fund, and each share class, if applicable, expenses are equal to the annualized net expense ratio for the Fund or class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

6	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.2%
Wells Fargo Bank NA (a):
0.29%, 11/19/15	$250	$250,000
0.28%, 11/30/15	250	250,000
0.19%, 12/08/15	250	250,000
0.29%, 1/14/16	250	250,000
0.32%, 4/01/16	500	500,000

		1,500,000
Yankee (b) — 15.4%
Bank of Montreal, Chicago, 0.30%, 11/04/15	300	300,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., New York, 0.29%, 11/04/15	1,000	1,000,000
Canadian Imperial Bank of Commerce, NY, 0.31%, 1/26/16 (a)	400	400,000
DNB Bank ASA, NY:
0.09%, 11/05/15	1,000	1,000,000
0.09%, 11/06/15	2,000	2,000,000
Nordea Bank Finland PLC, NY, 0.32%, 12/10/15	1,000	1,000,000
Norinchukin Bank, NY:
0.35%, 11/12/15 (a)	275	275,000
0.31%, 12/16/15	1,000	1,000,000
Rabobank Nederland NV, NY (a):
0.29%, 11/04/15	1,000	1,000,000
0.29%, 12/21/15	250	250,000
0.31%, 1/11/16	250	250,000
Royal Bank of Canada, NY, 0.29%, 11/10/15 (a)	250	250,000
Sumitomo Mitsui Banking Corp., NY, 0.33%, 12/01/15	1,000	1,000,000
Toronto-Dominion Bank, NY:
0.30%, 12/28/15	500	500,004
0.31%, 2/25/16 (a)	500	500,000

		10,725,004
Total Certificates of Deposit — 17.6%		12,225,004

Commercial Paper
Bedford Row Funding Corp.:
0.28%, 11/09/15 (c)	500	499,969
0.31%, 11/20/15 (a)	250	250,000
0.38%, 3/24/16 (a)	500	500,000
0.39%, 4/20/16 (a)	250	250,000
Caisse Centrale Desjardins du Quebec, 0.18%, 11/12/15 (c)	2,000	1,999,890
Chariot Funding LLC (c):
0.30%, 11/04/15	250	249,994
0.34%, 11/30/15	250	249,931
Ciesco LLC, 0.33%, 12/02/15 (c)	700	699,797
Credit Suisse NY, 0.42%, 1/04/16 (c)	1,000	999,253
Erste Abwicklungsanstalt, 0.32%, 11/23/15 (c)	1,000	999,804
Fairway Finance Co. LLC (c):
0.31%, 11/02/15	500	499,996
0.29%, 11/18/15	1,000	999,863
HSBC Bank PLC, 0.30%, 11/19/15 (a)	500	500,000

Commercial Paper	Par (000)	Value
ING US Funding LLC, 0.44%, 1/04/16 (c)	$1,000	$999,218
Liberty Street Funding LLC, 0.31%, 1/04/16 (c)	1,000	999,449
Mizuho Bank Ltd., NY, 0.32%, 11/25/15 (c)	1,000	999,787
National Australia Bank Ltd., 0.29%, 11/05/15 (a)	500	500,000
Natixis, NY, 0.06%, 11/02/15 (c)	1,293	1,292,998
Netjets, Inc., 0.07%, 11/05/15 (c)	2,000	1,999,984
Nieuw Amsterdam Receivables Corp. (c):
0.23%, 11/24/15	1,000	999,853
0.21%, 12/04/15	1,000	999,807
Nordea Bank AB, 0.26%, 11/04/15 (c)	1,000	999,979
NRW. BANK, 0.18%, 11/06/15 (c)	2,000	1,999,950
Old Line Funding LLC, 0.35%, 12/16/15 (c)	1,500	1,499,344
Regency Markets No. 1 LLC, 0.18%, 11/16/15 (c)	2,000	1,999,850
Skandinaviska Enskilda Banken AB,	1,500	1,499,456
0.29%, 12/16/15 (c)
Societe Generale SA, 0.05%, 11/02/15 (c)	3,000	2,999,994
Starbird Funding Corp., 0.11%, 11/02/15 (c)	3,000	2,999,991
State Street Corp., 0.42%, 12/14/15 (c)	1,000	999,498
Victory Receivables Corp. (c):
0.23%, 12/03/15	1,000	999,795
0.23%, 12/04/15	1,500	1,499,684
Total Commercial Paper — 50.2%		34,987,134

Corporate Notes — 0.7%
Svenska Handelsbanken AB, 0.37%, 11/13/15 (a)(d)	500	500,000

Municipal Bonds — 1.0%
City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Agreement), 0.24%, 11/05/15 (d)(e)(f)	700	700,000

Time Deposits — 0.4%
ING Bank NV, Amsterdam, 0.14%, 11/02/15	300	300,000

U.S. Government Sponsored Agency Obligations
Fannie Mae (a):
0.21%, 7/20/17	1,000	999,912
0.21%, 8/16/17	1,000	999,819
0.20%, 10/05/17	750	749,779
Federal Farm Credit Banks, 0.23%, 11/22/17 (a)	1,000	999,790
Federal Home Loan Bank:
0.03%, 11/06/15 (c)	2,000	1,999,992
0.06%, 11/09/15 — 11/25/15 (c)	3,000	2,999,930
0.07%, 12/03/15 (c)	1,000	999,938
0.12%, 12/30/15 — 1/20/16 (c)	4,000	3,999,089
0.18%, 2/07/17 (a)	500	499,899
Freddie Mac Discount Notes, 0.19%, 2/25/16 (c)	950	949,419
Total U.S. Government Sponsored Agency Obligations — 21.8%		15,197,567

Portfolio Abbreviations

COP	Certificates of Participation
FLOATS	Floating Rate Securities
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund

U.S. Treasury Obligations — 5.8%	Par (000)	Value
U.S. Treasury Bills, 0.21%, 2/04/16 (c)	$1,000	$999,458
U.S. Treasury Notes:
4.50%, 2/15/16	1,000	1,012,372
0.07%, 10/31/16 (a)	1,000	1,000,000
0.19%, 10/31/17 (a)	1,000	1,000,061
Total U.S. Treasury Obligations — 5.8%		4,011,891

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.40%, 11/02/15 (Purchased on 3/03/15 to be repurchased at $1,000,706, collateralized by a Corporate Debt/Obligation, 0.00%, due 2/25/54, original par and fair value of $1,585,000 and $1,201,285, respectively) (a)	998	998,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,201,285)		998,000
Mizuho Securities USA, Inc., 0.11%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $1,000,009, collateralized by a U.S. Government Sponsored Agency Obligation, 6.00%, due 4/15/45, original par and fair value of $5,239,213 and $1,070,000, respectively)	1,000	1,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.21%, 12/02/15 (Purchased on 8/17/15 to be repurchased at $600,081, collateralized by a U.S. Government Sponsored Agency Obligation, 6.00%, due 4/15/45, original par and fair value of $3,143,528 and $642,000, respectively) (f)	$600	$600,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $1,712,000)		1,600,000
Wells Fargo Securities LLC, 0.47%, 11/03/15 (Purchased on 8/04/15 to be repurchased at $250,297, collateralized by a Corporate Debt/Obligation, 3.55%, due 9/15/21, original par and fair value of $253,000 and $262,902, respectively)	250	250,000
Total Value of Wells Fargo Securities LLC (collateral value of $262,902)		250,000
Total Repurchase Agreements — 4.1%		2,848,000
Total Investments (Cost — $70,769,596*) — 101.6%		70,769,596
Liabilities in Excess of Other Assets — (1.6)%		(1,083,194)

Net Assets — 100.0%		$69,686,402

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short –Term Securities[1]	—	$67,921,596	—	$67,921,596
Repurchase Agreements	—	2,848,000	—	2,848,000

Total	—	$70,769,596	—	$70,769,596

[1] See above Schedule of Investments for values in each security type.

During the six months ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Schedule of Investments October 31, 2015 (Unaudited)	Ready Assets U.S. Treasury Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.00%, 11/02/15	$1,263	$1,263,000
0.00%, 11/05/15	1,450	1,450,000
0.00%, 11/27/15	10,000	10,000,000
0.02%, 12/31/15	5,000	4,999,875
0.00%, 1/07/16	23,000	23,000,000
0.08%, 1/07/16	2,000	1,999,702
0.11%, 1/07/16	3,000	2,999,414
0.00%, 1/14/16	10,000	10,000,000
0.14%, 2/04/16	2,000	1,999,261
0.25%, 2/11/16	1,000	999,306
0.11%, 3/31/16	1,000	999,560
U.S. Treasury Notes:
0.38%, 11/15/15	54,000	54,006,522
0.25%, 12/15/15	3,090	3,090,753
0.25%, 12/31/15	8,000	8,002,739
0.38%, 1/15/16	5,150	5,152,053

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
0.38%, 1/31/16	$4,000	$4,002,718
0.38%, 2/15/16	7,710	7,715,089
0.25%, 2/29/16	6,000	6,004,044
2.63%, 2/29/16	1,490	1,502,229
2.38%, 3/31/16	1,630	1,644,450
0.09%, 4/30/16(b)	3,939	3,939,002
0.09%, 7/31/16(b)	3,674	3,674,635
0.07%, 10/31/16(b)	4,519	4,518,208
0.10%, 1/31/17(b)	3,336	3,336,034
0.09%, 4/30/17(b)	4,754	4,753,802
Total Investments (Cost — $171,052,396*) — 101.0%		171,052,396
Liabilities in Excess of Other Assets — (1.0)%		(1,750,339)

Net Assets — 100.0%		$169,302,057

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$171,052,396	—	$171,052,396

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $2,742 is categorized as level 1 within the disclosure hierarchy.

During the six months ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	9

Schedule of Investments October 31, 2015 (Unaudited)	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.07%, 1/07/16	$5,000	$4,999,349
0.08%, 1/07/16	3,000	2,999,553
0.11%, 1/07/16	1,000	999,805
0.16%, 2/11/16	1,000	999,566
0.22%, 2/18/16	635	634,577
0.20%, 2/25/16	1,000	999,356
0.11%, 3/31/16	500	499,780
0.08%, 4/07/16	1,000	999,671
U.S. Treasury Notes:
0.38%, 1/15/16	3,840	3,841,533
0.38%, 1/31/16	780	780,628
0.38%, 2/15/16	2,000	2,001,292
0.25%, 2/29/16	210	210,057
2.63%, 2/29/16	2,296	2,315,185
2.38%, 3/31/16	705	711,250
0.09%, 4/30/16 (b)	1,487	1,487,001
0.25%, 5/15/16	945	945,210
3.25%, 5/31/16	500	508,693
0.09%, 7/31/16 (b)	766	766,085
0.07%, 10/31/16 (b)	2,256	2,255,616
0.10%, 1/31/17 (b)	1,800	1,800,025
0.09%, 4/30/17 (b)	3,065	3,064,719
Total U.S. Treasury Obligations — 46.8%		33,818,951

Repurchase Agreements — 45.1%
BNP Paribas Securities Corp., 0.07%, 11/02/15 (Purchased on 10/30/2015 to be repurchased at $8,000,047, collateralized by various U.S. Treasury Obligations, 0.00% to 9.88%, due 11/15/15 to 2/15/45, original par and fair values of $9,817,524 and $8,160,000, respectively)	8,000	8,000,000
BNP Paribas Securities Corp., 0.07%, 11/06/15 (Purchased on 10/30/2015 to be repurchased at $1,600,022, collateralized by various U.S. Treasury Obligations, 0.00% to 1.63%, due 6/30/20 to 2/15/28, original par and fair values of $1,615,353 and $1,632,000, respectively)	1,600	1,600,000
Total Value of BNP Paribas Securities Corp. (collateral value of $9,792,000 )		9,600,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.06%, 11/03/15 (Purchased on 10/27/15 to be repurchased at $1,000,012, collateralized by various U.S. Treasury Obligations, 2.00% to 2.13%, due 1/31/21 to 10/31/21, original par and fair values of $989,800 and $1,020,043, respectively)	$1,000	$1,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $1,020,043)		1,000,000
Credit Suisse Securities (USA) LLC, 0.09%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $8,000,060, collateralized by a U.S. Treasury Obligation, 2.88%, due 8/15/45, original par and fair value of $8,260,000 and $8,161,303, respectively)	8,000	8,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $8,161,303)		8,000,000
HSBC Securities (USA), Inc., 0.06%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $4,000,020, collateralized by a U.S. Treasury Obligation, 3.00%, due 5/15/45, original par and fair value of $4,005,000 and $4,083,000, respectively) (b)	4,000	4,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $4,083,000)		4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $10,057,059, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $8,704,300 and $10,258,240, respectively)	10,057	10,057,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $10,258,240)		10,057,000
Total Repurchase Agreements — 45.1%		32,657,000
Total Investments (Cost — $66,475,951*) — 91.9%		66,475,951
Other Assets Less Liabilities — 8.1%		5,883,509

Net Assets — 100.0%		$72,359,460

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Schedule of Investments (concluded)	Ready Assets U.S.A. Government Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S Treasury Obligations	—	$33,818,951	—	$33,818,951
Repurchase Agreements	—	32,657,000	—	32,657,000

Total	—	$66,475,951	—	$66,475,951

During the six months ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	11

Statements of Assets and Liabilities

October 31, 2015 (Unaudited)	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund

Assets
Investments at value — unaffiliated[1]	$67,921,596	$171,052,396	$33,818,951
Repurchase agreements at value[2]	2,848,000	—	32,657,000
Cash	—	2,742	—
Receivables:
Investments sold	—	52,168,000	5,252,000
Capital shares sold	—	—	662,911
Interest	15,618	203,440	50,794
From the Manager	38,648	39,701	54,286
Prepaid expenses	26,526	22,237	22,629

Total assets	70,850,388	223,488,516	72,518,571

Liabilities
Payables:
Investments purchased	1,000,071	54,100,619	—
Capital shares redeemed	117,430	41,345	112,208
Officer’s and Trustees’ fees	2,721	3,209	2,669
Other affiliates	2	58	20
Other accrued expenses	43,762	41,228	44,214

Total liabilities	1,163,986	54,186,459	159,111

Net Assets	$69,686,402	$169,302,057	$72,359,460

Net Assets Consist of
Paid-in capital	$69,684,914	$169,287,335	$72,356,332
Accumulated net realized gain	1,488	14,722	3,128

Net Assets	$69,686,402	$169,302,057	$72,359,460

Net Asset Value
Investor A — Based on net assets of $53,174,980 and 53,173,437 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—

Investor B — Based on net assets of $16,511,422 and 16,510,999 shares outstanding, unlimited number of shares authorized, $0.10 pare value	$1.00	—	—

Based on net assets of $169,302,057 and 169,287,335 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	$1.00	—

Based on net assets of $72,359,460 and 72,356,332 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	—	$1.00

[1] Investments at cost — unaffiliated	$67,921,596	$171,052,396	$33,818,951
[2] Repurchase agreements at cost	$2,848,000	—	$32,657,000

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Statements of Operations

Six Months Ended October 31, 2015 (Unaudited)	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund

Investment Income
Interest	$81,757	$46,541	$32,289

Expenses
Investment advisory	156,637	438,432	160,446
Service and distribution fees	—	110,197	44,841
Distribution — Investor B	50,574	—	—
Transfer agent — Investor A	5,361	—	—
Transfer agent — Investor B	14,770	—	—
Professional	35,304	35,064	34,144
Registration	29,119	19,628	16,805
Transfer agent	—	19,536	25,424
Custodian	9,336	4,688	12,760
Printing	7,080	7,824	6,992
Accounting services	4,512	7,736	4,600
Officer and Trustees	4,136	5,608	4,224
Miscellaneous	14,219	8,003	8,047

Total expenses	331,048	656,716	318,283
Less:
Fees waived by the Manager	(156,637)	(438,432)	(160,446)
Distribution fees reimbursed — Investor B	(50,574)	—	—
Service and distribution fees waived	—	(110,197)	(44,841)
Other expenses reimbursed by the Manager	(21,963)	(61,578)	(80,720)
Transfer agent fees waived and/or reimbursed — Investor A	(5,361)	—	—
Transfer agent fees waived and/or reimbursed — Investor B	(14,770)	—	—

Total expenses after fees waived and/or reimbursed	81,743	46,509	32,276

Net investment income	14	32	13

Realized Gain
Net realized gain from investments	212	9,364	1,942

Net Increase in Net Assets Resulting from Operations	$226	$9,396	$1,955

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	13

Statements of Changes in Net Assets

	BlackRock Summit Cash Reserves Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment income	$14	$27
Net realized gain	212	2,809

Net increase in net assets resulting from operations	226	2,836

Distributions to Shareholders[1]
From net investment income:
Investor A	(11)	(29)
Investor B	(3)	(8)
From net realized gain:
Investor A	—	(1,917)
Investor B	—	(443)

Decrease in net assets resulting from distributions to shareholders	(14)	(2,397)

Capital Transactions
Net increase (decrease) in net assets derived from capital share transactions	12,850,053	(2,762,177)[2]

Net Assets
Total increase (decrease) in net assets	12,850,265	(2,761,738)
Beginning of period	56,836,137	59,597,875

End of period	$69,686,402	$56,836,137

[1] Distributions for annual periods determined in accordance with federal income tax regulations.
[2] Includes low balance fees received by the Fund. Not including these fees, the net decrease in capital shares was $(2,762,337) for April 30, 2015.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Statements of Changes in Net Assets

	Ready Assets U.S. Treasury Money Fund		Ready Assets U.S.A. Government Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment income	$32	$68	$13	$26
Net realized gain	9,364	6,866	1,942	1,767

Net increase in net assets resulting from operations	9,396	6,934	1,955	1,793

Distributions to Shareholders[1]
From net investment income	(32)	(92)	(13)	(46)
From net realized gain	—	(4,662)	—	(1,517)

Decrease in net assets resulting from distributions to shareholders	(32)	(4,754)	(13)	(1,563)

Capital Transactions
Proceeds from shares sold	26,034,215	50,302,814	62,844,249	158,072,699
Reinvestment of distributions	10	4,707	2	1,537
Cost of shares redeemed	(32,315,426)	(80,753,527)	(63,574,898)	(163,560,128)

Net decrease in net assets derived from capital share transactions	(6,281,201)	(30,446,006)	(730,647)	(5,485,892)

Net Assets
Total decrease in net assets	(6,271,837)	(30,443,826)	(728,705)	(5,485,662)
Beginning of period	175,573,894	206,017,720	73,088,165	78,573,827

End of period	$169,302,057	$175,573,894	$72,359,460	$73,088,165

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	15

Financial Highlights	BlackRock Summit Cash Reserves Fund

	Investor A
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000		0.0000	0.0000	0.0000	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.89%	[6]	0.89%	0.84%	0.86%	0.85%	0.92%

Total expenses after fees waived and/or reimbursed	0.26%	[6]	0.23%	0.23%	0.30%	0.27%	0.40%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$53,175		$44,942	$45,675	$44,976	$48,172	$41,160

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Financial Highlights (concluded)	BlackRock Summit Cash Reserves Fund

	Investor B
	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000		0.0000	0.0000	0.0000	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	1.66%	[6]	1.67%	1.62%	1.63%	1.61%	1.72%

Total expenses after fees waived and/or reimbursed	0.26%	[6]	0.23%	0.23%	0.30%	0.27%	0.41%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$16,511		$11,894	$13,923	$13,881	$18,862	$14,546

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	17

Financial Highlights	Ready Assets U.S. Treasury Money Fund

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000	[1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000	[1]	0.0000	[1]

Net increase from investment operations	0.0000		0.0000	0.0001	0.0000	0.0000		0.0000

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	—		—

Total distributions	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.00%	0.00%		0.00%

Ratios to Average Net Assets
Total expenses	0.75%	[6]	0.73%	0.71%	0.69%	0.71%		0.72%

Total expenses after fees waived and/or reimbursed	0.05%	[6]	0.04%	0.06%	0.10%	0.04%		0.16%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$169,302		$175,574	$206,018	$263,676	$364,156		$275,607

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Financial Highlights	Ready Assets U.S.A. Government Money Fund

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000	[1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000	[1]	0.0000	[1]

Net increase from investment operations	0.0000		0.0000	0.0001	0.0000	0.0000		0.0000

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0001)	(0.0000)[3]	—		—

Total distributions	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.00%	0.00%		0.00%

Ratios to Average Net Assets
Total expenses	0.89%	[6]	0.86%	0.84%	0.84%	0.82%		0.93%

Total expenses after fees waived and/or reimbursed	0.09%	[6]	0.07%	0.07%	0.17%	0.11%		0.19%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$72,359		$73,088	$78,574	$95,868	$84,808		$69,011

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	19

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Financial Institutions Series Trust (the “Trust”) of which BlackRock Summit Cash Reserves is a series, Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Summit Cash Reserves Fund	Summit Cash	Diversified
Ready Assets U.S. Treasury Money Fund	U.S. Treasury	Diversified
Ready Assets U.S.A. Government Money Fund	U.S.A. Government	Diversified

The Investor A and Investor B Shares of Summit Cash have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a CDSC. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to Summit Cash and other shared expenses prorated to Summit Cash are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with its custodian for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when

20	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Notes to Financial Statements (continued)

purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

U.S. Treasury, U.S.A. Government and the Trust, on behalf of Summit Cash, each entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	21

Notes to Financial Statements (continued)

of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	Summit Cash	U.S. Treasury	U.S.A. Government
Investment advisory fee	0.50%	0.50%	0.45%

For U.S. Treasury, the Manager voluntarily agreed to waive 0.35% of its investment advisory fee, resulting in an annual fee of 0.15% of the average daily net assets of the Fund. The Manager may discontinue or reduce this waiver at any time without notice. For the six months ended October 31, 2015, the Manager waived $306,903 pursuant to this agreement, which is included in fees waived by the Manager in the Statements of Operations.

For the six months ended October 31, 2015, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Amounts reimbursed	$368	$920	$368

U.S. Treasury and U.S.A. Government each entered into a Distribution Agreement and a Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. The Trust, on behalf of Summit Cash, entered into a Distribution Agreement and Distribution Plan for Investor B Shares with BRIL. Pursuant to the Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Funds as follows:

Summit Cash-Investor B	0.750%
U.S. Treasury	0.125%
U.S.A. Government	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

The Manager maintains a call center, which is responsible for providing certain shareholder services to Summit Cash, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended October 31, 2015, Summit Cash reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Investor A	$184
Investor B	$18

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and service fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, service and distribution fees waived, distribution fees reimbursed – class specific, transfer agent fees waived and/or reimbursed — class specific and other expenses reimbursed by the Manager. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

For the six months ended October 31, 2015, affiliates of Summit Cash received CDSCs as follows:

Investor A	$1,440
Investor B	$2,311

Certain officers and/or trustees of the Trust, U.S. Treasury and U.S.A. Government are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

22	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended April 30, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	23

Notes to Financial Statements (concluded)

Transactions in capital shares for each class of Summit Cash were as follows:

	Six Months Ended October 31, 2015	Year Ended April 30, 2015
Investor A
Shares sold	21,368,010	31,643,728
Shares issued in reinvestment of distributions	—	63
Shares redeemed	(13,134,926)	(32,377,287)

Net increase (decrease)	8,233,084	(733,496)

Investor B
Shares sold	9,494,738	9,277,319
Shares issued in reinvestment of distributions	—	25
Shares redeemed	(4,877,769)	(11,306,185)

Net increase (decrease)	4,616,969	(2,028,841)

Total Net Increase (Decrease)	12,850,053	(2,762,337)

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On July 28, 2015, the Board of Trustees of Summit Cash approved changes to the Fund’s principal investment strategies. Under its new principal investment strategies, the Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. These changes become effective on or about January 4, 2016. The Fund will continue to seek to maintain a net asset value of $1.00 per share.

24	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreements

The Board of Trustees of BlackRock Financial Institutions Series Trust (the “Trust”) met in person on April 21, 2015 and May 18-20, 2015 to consider the approval of the investment advisory agreement (the “Financial Institutions Series Trust Agreement”) between the Trust, on behalf of BlackRock Summit Cash Reserves Fund, a series of the Trust (“Summit Cash Reserves Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

The Board of Trustees of Ready Assets U.S.A. Government Money Fund (“U.S.A. Government Money Fund”) met in person on April 21, 2015 and May 18-20, 2015 to consider the approval of the investment advisory agreement (the “U.S.A. Government Money Fund Agreement”) between U.S.A. Government Money Fund and the Manager, its investment advisor.

The Board of Trustees of Ready Assets U.S. Treasury Money Fund (“U.S. Treasury Money Fund”) met in person on April 21, 2015 and May 18-20, 2015 to consider the approval of U.S. Treasury Money Fund’s investment advisory agreement (the “U.S. Treasury Money Fund Agreement”) between U.S. Treasury Money Fund and the Manager, its investment advisor.

The Trust (with respect to Summit Cash Reserves Fund), U.S.A. Government Money Fund and U.S. Treasury Money Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Financial Institutions Series Trust Agreement, the U.S.A. Government Money Fund Agreement and the U.S. Treasury Money Fund Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust, the Board of Trustees of U.S.A. Government Money Fund and the Board of Trustees of U.S. Treasury Money Fund are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 21, 2015 are referred to as the “April Meeting” and the meetings held on May 18-20, 2015 are referred to as the “May Meeting.”

Activities and Composition of the Boards

On the date of the May Meeting, each Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the pertinent Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the pertinent Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the pertinent Agreement on an annual basis. The Boards have four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the pertinent Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Boards, acting directly and through their committees, consider at each of their meetings, and from time to time as appropriate, factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Boards considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	25

Disclosure of Investment Advisory Agreements (continued)

fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Boards have engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Boards in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Boards further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper;1 (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Trust, the Board of U.S.A. Government Money Fund and the Board of U.S. Treasury Money Fund, in each case including the Independent Board Members, approved the continuation of the relevant Agreement between the Manager and the pertinent Fund, each for a one-year term ending June 30, 2016. In approving the continuation of the pertinent Agreement, each Board considered, with respect to the applicable Fund: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the applicable Fund’s shares, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of the applicable Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Boards did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark,

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

26	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreements (continued)

and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Boards considered the quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Boards in their consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: Each Board, including the Independent Board Members, also reviewed and considered the performance history of the applicable Fund. In preparation for the April Meeting, the Boards worked with their independent legal counsel, BlackRock and Lipper to develop a template for, and were provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Fund as compared to other funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds and periodically meet with Lipper representatives to review its methodology. Each Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the pertinent Fund throughout the year.

In evaluating performance, the Boards recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Boards recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

Each Board reviewed the applicable Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board of U.S. Treasury Money Fund noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, third and third quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the three- and five-year periods.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Summit Cash Reserves Fund ranked in the fourth, third, and fourth quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-, three- and five-year periods.

The Board of U.S.A. Government Money Fund noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the fourth quartile against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-, three- and five-year periods.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Boards believe that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While each Board reviews the pertinent Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Boards’ view, BlackRock’s money

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	27

Disclosure of Investment Advisory Agreements (continued)

market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s profitability methodology and were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Boards reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, each Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in allocating its costs to the management of the applicable Fund. The Boards may periodically receive and review information from independent third parties as part of their annual evaluations. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act fund business. The Boards considered the results of that evaluation in connection with BlackRock’s profitability reporting. Each Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement and to continue to provide the high quality of services that is expected by that Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board of U.S.A. Government Money Fund noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board of U.S. Treasury Money Fund noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board determined that the Fund’s contractual management fee rate was appropriate in light of the median contractual management fee rate paid by the Fund’s Expense Peers. The Board also noted that BlackRock has voluntarily agreed to waive a portion of the advisory fees for the Fund.

The Board of the Trust noted that Summit Cash Reserve Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers.

Each Board reviewed the pertinent Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Boards also noted that, to enable the pertinent Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of its fees and/or reimburse each Fund’s operating expenses as necessary. These waivers and/or reimbursements may be discontinued at any time without notice.

28	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreements (concluded)

D. Economies of Scale: Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps, as applicable. Each Board also considered the extent to which the applicable Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Trust, including the Independent Board Members, approved the continuation of the Financial Institutions Series Trust Agreement between the Manager and the Trust, with respect to Summit Cash Reserves Fund, for a one-year term ending June 30, 2016. The Board of U.S.A. Government Money Fund, including the Independent Board Members, approved the continuation of the U.S.A. Government Money Fund Agreement between the Manager and the Fund for a one-year term ending June 30, 2016. The Board of U.S. Treasury Money Fund, including the Independent Board Members, approved the continuation of the U.S. Treasury Money Fund Agreement between the Manager and the Fund for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, each Board, including the Independent Board Members, was satisfied that the terms of the applicable Agreement were fair and reasonable and in the best interest of the applicable Fund and its shareholders. In arriving at a decision to approve the applicable Agreement, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the pertinent Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	29

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, President1 and Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President2 , Chief Executive Officer and Trustee3

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

[1]	President of the Trust

[2]	President of U.S. Treasury and U.S.A Government

[3]	Chief Executive Officer of the Trust/Funds

Effective September 25, 2015, John M. Perlowski was appointed to serve as a Trustee of the Trust/Funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agents BNY Mellon Investment Servicing (US) Inc.[1] Wilmington, DE 19809 Financial Data Services, Inc.[2] Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

[1]	For BlackRock Summit Cash Reserves Fund.

[2]	For Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund.

30	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, for Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund please call the Transfer Agent at (800) 221-7210 or for BlackRock Summit Cash Reserves Fund please call the Transfer Agent at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling
(800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	OCTOBER 31, 2015	31

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

32	SEMI-ANNUAL REPORT	OCTOBER 31, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

SUMMITMM-10/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: December 28, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S.A. Government Money Fund

Date: December 28, 2015

3